Shareholder Report, Average Annual Return (Details)	9 Months Ended
Jun. 30, 2026
Golden Eagle Dynamic Hypergrowth ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	28.13%
S&P® 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.69%